Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Subtotal	¥ 17,135,254		¥ 2,022,048		$ 2,347,520
Less: accumulated amortization	(191,438)		(32,326)		(26,227)
Intangible assets, net	16,943,816		1,989,722		2,321,293
Amortization expenses	159,112	$ 21,798	24,936	¥ 7,390
Software purchased
Intangible assets, net
Subtotal	5,606,954		239,870		768,149
Software under development
Intangible assets, net
Subtotal			¥ 1,782,178
Copyrights purchased
Intangible assets, net
Subtotal	¥ 11,528,300				$ 1,579,371